Emerging Markets Growth Fund, Inc. 333 South Hope Street Los Angeles, California 90071-1406

August 15, 2014

VIA EDGAR

Office of Disclosure

Division of Investment Management

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Emerging Markets Growth Fund, Inc.
File Nos. 333-74995 and 811-04692
Post-Effective Amendment No. 22

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Act"), and pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 22 (the "Amendment") to the currently effective Registration Statement of Emerging Markets Growth Fund, Inc. (the “Fund”).

This registration statement contains revisions to reflect the Fund’s status as an open-end, daily valued fund, as well as changes to certain other of its fundamental investment policies, as outlined in the preliminary proxy statement filed pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934 earlier this week. Such changes will be submitted to shareholders for approval at a meeting of shareholders set for October 22, 2014.

No fees are payable in connection with this filing. We propose that the Amendment become effective on October 28, 2014, contingent upon shareholder approval.

If you have any questions or comments regarding this Amendment, please contact me at (213) 486-9516.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat

Secretary

Attachments

cc: Laura Hatch